EMPLOYMENT COSTS	12 Months Ended
Dec. 31, 2024
EMPLOYMENT COSTS
EMPLOYMENT COSTS
11.	EMPLOYMENT COSTS

For the years ended December 31, 2024 and 2023, the Group recorded the following:

	2024	2023
Exploration and evaluation
Salaries and benefits	$1,486	$1,701
Amounts paid for services by HDSI personnel (note 8(b))	285	809
	1,771	2,510
General and administrative
Salaries and benefits	1,386	1,439
Amounts paid for services by HDSI personnel (note 8(b))	2,451	2,544
	3,837	3,983

Share-based payments	27	1,068
	$5,635	$7,561